Accounts Receivable, net (Table)	12 Months Ended
Dec. 31, 2021
Accounts Receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable	108,246	26,088
Allowance for doubtful accounts	(9,018)	(15,606)
Accounts receivable, net	99,228	10,482

Schedule of movement of the allowance for doubtful accounts

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	—	7,598	9,018
Charged for the year	7,598	1,420	6,588
Balance at the end of the year	7,598	9,018	15,606